Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of subsidiaries [abstract]
Schedule of Significant Subsidiaries Owned
The Company has the following significant subsidiaries, each owned 100% directly and indirectly, at December 31, 2020:

Subsidiary Name	Country of Incorporation
Crescent Point Resources Partnership	Canada
Crescent Point Holdings Ltd.	Canada
Crescent Point Energy U.S. Corp.	United States of America
Crescent Point U.S. Holdings Corp.	United States of America